RETIREMENT PLAN (Details) (Foreign Pension Plans, Defined Benefit [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan contribution	$ 5,471,630	$ 3,947,464	$ 2,438,199
Maximum employee contribution percentage	15.00%